Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

As of December 31, 2024 and 2023, property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Electronic equipment	$767	$820
Office equipment and furniture	68	70
Leasehold improvement	177	182
	1,012	1,072
Less: accumulated depreciation	(979)	(987)
	$33	$85